Taxation - Reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of the year	$ 37,190	$ 30,000	$ 0
Increases for tax positions taken during the year	20,370	12,182	9,591
Increases for tax positions taken in prior years (1)	38,650	15,304	20,409
Decreases for tax positions taken in prior years	(4,850)	(20,296)	0
Decreases for lapse of the applicable statute of limitations	(10,770)	0	0
Unrecognized tax benefits, end of the year	$ 80,590	$ 37,190	$ 30,000